N-3	Aug. 11, 2023
Prospectus:
Document Type	N-3
Entity Registrant Name	SEPARATE ACCOUNT NO. 4
Entity Central Index Key	0001397934
Entity Investment Company Type	N-3
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
EQ JPMorgan Growth Stock Portfolio [Member] | S000018284 [Member]
Prospectus:
Investment Option Name (N-3) [Text Block]	EQ/JPMorgan Growth Stock Portfolio
Investment Option Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Class IA and Class IB Shares [Member] | EQT Rowe Price Growth Stock Portfolio [Member] | S000018284 [Member]
Prospectus:
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.00%	[1],[2]
Class IA and Class IB Shares [Member] | EQ JPMorgan Growth Stock Portfolio [Member] | S000018284 [Member]
Prospectus:
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.96%	[2]
Class K Shares [Member] | EQT Rowe Price Growth Stock Portfolio [Member] | S000018284 [Member]
Prospectus:
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.75%	[1],[2]
Class K Shares [Member] | EQ JPMorgan Growth Stock Portfolio [Member] | S000018284 [Member]
Prospectus:
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.71%	[2]

[1]	The former name may continue to be used in certain documents for a period of time after the date of this Supplement.
[2]	This Portfolio’s annual expenses reflect temporary fee reductions.